Consolidated Statements of Changes in Equity - CNY (¥) ¥ in Millions	Total	Share Capital [member]	Retained earnings [member]	Reserves [member]	Attributable to owners of the company [member]	Non-controlling interests [member]
Beginning balance at Dec. 31, 2019	¥ 1,444,305	¥ 183,021	¥ 743,124	¥ 304,011	¥ 1,230,156	¥ 214,149
Profit	33,485		19,006		19,006	14,479
Other comprehensive income	(11,130)			(4,372)	(4,372)	(6,758)
Special reserve-safety fund reserve	(1,505)			(1,633)	(1,633)	128
Transfer to reserves			(6,275)	6,275
Dividends	(42,905)		(28,078)		(28,078)	(14,827)
Transaction with non-controlling interests in subsidiaries	(2)				0	(2)
Capital contribution from non-controlling interests	825			2	2	823
Pipeline restructuring	(57,425)					(57,425)
Acquisition of subsidiaries	1,187			1	1	1,186
Disposal of subsidiaries	(489)					(489)
Other	275		178	(102)	76	199
Ending balance at Dec. 31, 2020	1,366,621	183,021	727,955	304,182	1,215,158	151,463
Profit	114,696		92,170		92,170	22,526
Other comprehensive income	(4,501)			(2,609)	(2,609)	(1,892)
Special reserve-safety fund reserve	(1,750)			(1,579)	(1,579)	(171)
Transfer to reserves			(8,413)	8,413
Dividends	(55,841)		(39,866)		(39,866)	(15,975)
Transaction with non-controlling interests in subsidiaries	(34)			(15)	(15)	(19)
Capital contribution from non-controlling interests	1,059					1,059
Acquisition of subsidiaries	769					769
Disposal of subsidiaries	(12,380)					(12,380)
Other	230		134	168	302	(72)
Ending balance at Dec. 31, 2021	1,408,869	183,021	771,980	308,560	1,263,561	145,308
Profit	163,982		149,380		149,380	14,602
Other comprehensive income	21,770			15,670	15,670	6,100
Special reserve-safety fund reserve	(691)			(741)	(741)	50
Transfer to reserves			(12,987)	12,987
Dividends	(64,395)		(54,686)		(54,686)	(9,709)
Capital contribution from non-controlling interests	11,128			3	3	11,125
Acquisition of subsidiaries	634					634
Disposal of subsidiaries	7					7
Other	(3,451)		(102)	(3,758)	(3,860)	409
Ending balance at Dec. 31, 2022	¥ 1,537,853	¥ 183,021	¥ 853,585	¥ 332,721	¥ 1,369,327	¥ 168,526